Summary of Significant Accounting Policies (Details) - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Revenue Recognition
Deferred revenue	$ 0	$ 203,195	$ 0	$ 23,802